FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL DEBT
Schedule of current and non-current financial debt

	As of December 31,
Current	2021	2020
Bank overdrafts - principal	12,184	5,967
Bank and other financial entities loans – principal	32,577	11,499
Notes – principal	—	20,813
DFI (Note 22)	185	779
Loans for purchase of equipment	3,595	3,707
Accrued interest and related expenses	16,328	20,030
	64,869	62,795
Non-current
Notes – principal	111,364	85,331
Bank and other financial entities loans – principal	57,745	110,858
DFI (Note 22)	—	17
Loans for purchase of equipment	3,916	6,279
Accrued interest and related expenses	29,027	36,905
	202,052	239,390
Total financial debt	266,921	302,185

Schedule of nature and movements of financial debt

				Exchange
	Balances			differences,
	at the			currency	Balances
	beginning			translation	as of
	of the	Cash	Accrued	adjustments	December
	period	Flows	interest	and others	31, 2021
Bank overdrafts	5,967	10,156	—	(3,939)	12,184
Bank and other financial entities loans – principal	122,357	(15,943)	—	(16,092)	90,322
Notes – principal	106,144	21,802	—	(16,582)	111,364
DFI	796	(2,959)	—	2,348	185
Loans for purchase of equipment	9,986	(2,095)	—	(380)	7,511
Accrued interest and related expenses	56,935	(24,473)	15,563	(2,670)	45,355
Total as of December 31, 2021	302,185	(13,512)	15,563	(*) (37,315)	266,921

Total as of December 31, 2020	312,340	(45,872)	21,093	(**) 14,624	302,185
(*)	Includes $6,992 in Bank and other financial entities loans – principal, and $1,446 in Loans for purchase of equipment that do not represent cash movement.
(**)	Includes $376 for Loans for purchase of equipment that do not represent cash movement.